UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 18, 2016 to June 17, 2016

Commission File Number of issuing entity: 333-172366-10

Central Index Key Number of issuing entity: 0001589802

WFRBS Commercial Mortgage Trust 2013-UBS1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172366

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918790
38-3918791
38-3918792

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X-A			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2016 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the WFRBS Commercial Mortgage Trust 2013-UBS1 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary As Reported on June 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	57	$714,117,858.62
30-59	0	$0
60-89	0	$0
90-120	0	$0
121+	0	$0
Total	57	$714,117,858.62

No delinquent loans for this period.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-UBS1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from May 18, 2016 to June 17, 2016.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on May 13, 2016. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2016. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. (“UBS”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2016. The Central Index Key number for UBS is 0001541886.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2016. The Central Index Key number for RBS plc is 0000729153.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2016. The Central Index Key number for Rialto is 0001592182.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On March 31, 2016, RAIT Preferred Funding II LTD. (“Rait”) commenced a complaint (“Complaint”) with the Supreme Court of the State of New York, County of New York (the “Court”), claiming it owns $18,500,000 of a mortgage loan secured by the development of the One Congress Street Property in Boston, Massachusetts (the “Loan”) and seeking (a) a declaratory judgment stating that Rait is the directing lender under a colander agreement dated March 28, 2007 and a pooling and servicing agreement dated March 1, 2007 (collectively, the “Operative Agreements”) and was the directing lender at the time of the improper modification of the Loan (the “Modification”), (b) a declaratory judgment stating that Rait has the right to terminate the special servicer, (c) monetary damages for the value of the bonds and fees paid to CWCAM as the special servicer of the Loan and (d) other things. On May 17, 2016, CWCAM filed a motion to dismiss the Complaint (“Motion to Dismiss”) stating that the Complaint did not state a claim and the essential facts of the Complaint are negated by affidavits and evidentiary materials submitted with the Complaint. There can be no assurances as to the outcome of this Motion to Dismiss or the Complaint or the possible impact on CWCAM. However, CWCAM believes that it has performed its obligations under the Operative Agreements in good faith, and disputes Rait’s allegations and it intends to vigorously contest such allegations.

Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) and have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss.  On March 22, 2016, plaintiffs filed an amended complaint in federal court.  In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements.   The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to the amended complaint.  Discovery is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts.  On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant.  The amended complaint asserts three causes of action:  breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest.  Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts.  The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York’s Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code.  IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 6. Significant Obligors of Pool Assets.

The Outlet Collection | Jersey Gardens mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 10, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $11,300,534.00 for the period of January 1, 2016 through March 31, 2016.

The Sullivan Center mortgage loan, which constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 10, 2013, was defeased as of April 27, 2016. Information pertaining to the defeasance collateral is shown below.

DESCRIPTION OF THE DEFEASANCE SECURITIES

Type	Defeasance Collateral Obligor	CUSIP Number	Defeasance Collateral Maturity Date	Allocated Par Amount	Coupon Rate	Expected Payment on Related Monthly Payment Date
T-BILL	U.S. Government	912796HN2	05-May-16	$208,810.57	0.000%	$208,803.83
T-BILL	U.S. Government	912796HT9	02-Jun-16	$66,740.09	0.000%	$66,730.24
T-BILL	U.S. Government	912796HY8	30-Jun-16	$57,488.99	0.000%	$57,468.78
T-BILL	U.S. Government	912796JD2	04-Aug-16	$66,740.09	0.000%	$66,696.73
T-NOTE	U.S. Government	912828D64	31-Aug-16	$253,744.49	0.500%	$254,123.04
T-NOTE	U.S. Government	912828RX0	31-Dec-16	$62,114.54	0.875%	$62,448.44
T-NOTE	U.S. Government	912828SC5	31-Jan-17	$66,740.09	0.875%	$67,059.79
T-NOTE	U.S. Government	912828J35	28-Feb-17	$42,290.75	0.500%	$42,305.94
T-NOTE	U.S. Government	912828SM3	31-Mar-17	$66,740.09	1.000%	$67,052.77
T-NOTE	U.S. Government	912X28SS0	30-Apr-17	$58,810.57	0.875%	$59,210.58
T-NOTE	U.S. Government	912828SY7	31-May-17	$66,740.09	0.625%	$66,894.61
T-NOTE	U.S. Government	912828XJ4	30-Jun-17	$58,149.78	0.625%	$58,235.58
T-NOTE	U.S. Government	912828TG5	31-Jul-17	$67,400.88	0.500%	$67,318.32
T-NOTE	U.S. Government	912828TM2	31-Aug-17	$66,740.09	0.625%	$66,719.43
T-NOTE	U.S. Government	912828TS9	30-Sep-17	$58,810.57	0.625%	$58,736.88
T-NOTE	U.S. Government	912828TW0	31-Oct-17	$66,740.09	0.750%	$66,968.25
T-NOTE	U.S. Government	912828M72	30-Nov-17	$58,810.57	0.875%	$59,102.68
T NOTE	U.S. Government	912828N55	31-Dec-17	$66,079.30	1.000%	$66,499.72
T-NOTE	U.S. Government	912828P20	31-Jan-18	$67,400.88	0.750%	$67,432.20
T-NOTE	U.S. Government	912828UR9	28-Feb-18	$42,290.75	0.750%	$42,276.62
T-NOTE	U.S. Government	912828Q45	31-Mar-18	$67,400.88	0.875%	$67,484.15
T-NOTE	U.S. Government	912828UZ1	30-Apr-18	$58,810.57	0.625%	$58,715.58
T-NOTE	U.S. Government	912828VE7	31-May-18	$66,740.09	1.000%	$67,178.78
T-NOTE	U.S. Government	912828QT0	30-Jun-18	$58,149.78	2.375%	$60,469.16
FHLMC	Federal Home Loan Mortgage Corporation	3134G9FV4	03-Aug-18	$75,067,400.88	3.000%	$78,485,783.25

The periodic reports for the Federal Home Loan Mortgage Corporation, Commission file number 001-34139, which is the obligor of certain of the indicated defeasance collateral indicated above, can be found and accessed by searching under the filings tab at www.sec.gov for the Federal Home Loan Mortgage Corporation’s Commission file number.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2013-UBS1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	05/17/2016	$3,503.29
Current Distribution Date:	06/17/2016	$3,617.66

Interest Reserve Account Balance
Prior Distribution Date:	05/17/2016	$0.00
Current Distribution Date:	06/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1, relating to the June 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: June 24, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1, relating to the June 17, 2016 distribution.